Regulatory Assets and Liabilities - Gas Utilities and Infrastructure (Narrative) (Details) $ in Millions, $ in Millions		1 Months Ended			12 Months Ended
	May 20, 2022 USD ($)	Sep. 30, 2022 USD ($)	Feb. 28, 2021 USD ($)	Jan. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 CAD ($) km	Dec. 31, 2022 USD ($) km
Public Utilities, General Disclosures [Line Items]
Accumulated depreciation						$ 8,739	$ 9,574
Regulatory assets						2,566	3,620
Storm reserve
Public Utilities, General Disclosures [Line Items]
Regulatory assets						$ 35	$ 35
Emera Brunswick Pipeline Company Limited | Gas Utilities and Infrastructure
Public Utilities, General Disclosures [Line Items]
Length Of Pipeline | km							145	145
Emera Brunswick Pipeline Company Limited | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Length Of Pipeline | km							145	145
Public Utilities, Property, Plant and Equipment, Transmission and Distribution, Useful Life					25 years
NMGC
Public Utilities, General Disclosures [Line Items]
Incremental gas cost			$ 108
NMGC | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity					9.375%
Allowed equity capital structure					52.00%
NMGC | New Mexico Public Regulatory | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount	$ 19
PGS | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Allowed equity capital structure					54.70%
Accumulated depreciation								$ 34
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)					$ 14
Public Utilities, Disclosure of Rate Matters					Base Rates: On November 19, 2020, the FPSC approved a settlement agreement filed by PGS.
Storm restoration costs		$ 2
PGS | Gas Utilities and Infrastructure | Operating | Storm reserve
Public Utilities, General Disclosures [Line Items]
Storm restoration costs paid from storm reserve		$ 1
PGS | Gas Utilities and Infrastructure | Operating | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)				$ 34
Phase-in Plan, Amount of Capitalized Costs Recovered				34
Public Utilities, Approved Rate Increase (Decrease), Amount				58
PGS | Gas Utilities and Infrastructure | Operating | Cast Iron/Bare Steel Pipe Replacement | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Phase-in Plan, Amount of Capitalized Costs Recovered				$ 24
PGS | Range, Minimum | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity					8.90%
PGS | Range, Minimum | Gas Utilities and Infrastructure | Operating | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity				8.90%
Allowed equity capital structure				54.70%
PGS | Range, Maximum | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity					11.00%
PGS | Mid Point | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity					9.90%
BPLC
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity					10.00%	10.00%